Long-term Debt - Additional Information (Detail)		12 Months Ended
	Oct. 10, 2017 USD ($) Note $ / Note	Dec. 31, 2017 USD ($) Vessel CreditFacility Note	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Note $ / Note	Apr. 30, 2017 USD ($)
Debt Instrument [Line Items]
Number of vessels for which waiver obtained | Vessel		2
Period of vessel unemployment resulting in waiver termination		90 days
Early repayment of debt		$ 7,700,000,000
Senior unsecured notes issued		$ 80,000,000	$ 0	$ 0
Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Number of notes issued | Note					13,800,000
Debt instrument price per note | $ / Note					25.00
Senior unsecured notes issued					$ 345,000,000
Notes, maturity date					Apr. 30, 2019
Debt instrument, interest rate					6.375%
Number Of Senior Notes Repurchased | Note		282,985
Repurchase of unsecured notes		$ 7,075,000
Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Number of notes issued | Note	3,200,000
Debt instrument price per note | $ / Note	25.00
Senior unsecured notes issued	$ 80,000,000
Notes, maturity date	Oct. 30, 2027
Debt instrument, interest rate	7.125%
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		1,301,616,000	$ 1,600,085,000
Credit facilities, aggregate borrowings undrawn		$ 105,600,000
Credit facility maturity start month and year		2018-12
Credit facility maturity end month and year		2030-01
Weighted average rate of interest, including the margin		3.60%	3.20%
Number of term loan credit facilities | CreditFacility		12
Term Loan Line Of Credit Facility Description		The Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.
Term Loan Credit Facilities [Member] | Export-Import Bank Of Korea [Member]
Debt Instrument [Line Items]
Interest rate margin		0.70%
Term loan principal outstanding amount		$ 78,288,000
Term Loan Due on 3rd Anniversary [Member]
Debt Instrument [Line Items]
Term loan principal outstanding amount			$ 29,200,000
One Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.60%	0.80%
LIBOR Plus Margin [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate description		interest is calculated as one month, three month or six month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2017, the one month, three month and six month LIBOR was 1.6%, 1.5% and 1.5%, respectively (2016 – 0.8%, 1.0% and 1.2%, respectively) and the margins ranged between 0.4% and 4.8% (2016 – 0.4% and 4.8%).
Term loan principal outstanding amount		$ 1,117,730,000
LIBOR Plus Margin [Member] | Minimum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		0.40%	0.40%
LIBOR Plus Margin [Member] | Maximum [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Interest rate margin		4.80%	4.80%
Three Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.50%	1.00%
Six Month LIBOR [Member] | Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.50%	1.20%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | CreditFacility		3
Credit facilities, maximum aggregate borrowings		$ 974,132,000	$ 1,118,315,000
Credit facilities, aggregate borrowings undrawn		$ 120,000,000	$ 160,011,000
Credit facility maturity start month and year		2018-04
Credit facility maturity end month and year		2023-12
Interest rate description		Interest is calculated as one month LIBOR plus a margin per annum
Debt instrument description		At December 31, 2017, the one month LIBOR was 1.5% (2016 – 0.8%) and the margins ranged between 0.5% and 1.4% (2016 – 0.5% and 1.3%)
Weighted average rate of interest, including the margin		2.20%	1.40%
Description of the terms of a credit facility arrangement		The Revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities
Revolving Credit Facilities [Member] | Term Loan Payment Due in Full Maturity [Member]
Debt Instrument [Line Items]
Term loan principal outstanding amount		$ 58,240,000
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin		0.50%	0.50%
Commitment fee on undrawn amount		0.20%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin		1.40%	1.30%
Commitment fee on undrawn amount		0.40%
Revolving Credit Facilities [Member] | One Month LIBOR [Member]
Debt Instrument [Line Items]
LIBOR interest rate		1.50%	0.80%
Three Hundred And Sixty Four Day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings						$ 120,000,000
Revolving credit facility amount outstanding		$ 0